Financial risk - Collateral held against financial assets other than loans (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Disclosure of credit risk exposure [line items]
Cash primarily for derivatives	$ 2,370	$ 2,252
Securities under reverse repurchase agreement	2,916	20,501
Securities under derivatives and stock borrowing	9	32
Total other collateral held	5,295	22,785
Parent Entity
Disclosure of credit risk exposure [line items]
Cash primarily for derivatives	2,191	1,864
Securities under reverse repurchase agreement	2,744	20,501
Securities under derivatives and stock borrowing	9	32
Total other collateral held	$ 4,944	$ 22,397